Concentrations of Credit Risk (Details) - Schedule of concentration of accounts receivable - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Concentrations of Credit Risk [Abstract]
Concentration risk amount		¥ 210,463		¥ 186,289
Concentration risk percentage		39.40%	[1]	31.10%
Sinatay [Member]
Concentrations of Credit Risk [Abstract]
Concentration risk amount		¥ 124,847		¥ 186,289
Concentration risk percentage		23.40%	[1]	31.10%
Greatwall Life Insurance Co., Ltd [Member]
Concentrations of Credit Risk [Abstract]
Concentration risk amount	[1]	¥ 85,616
Concentration risk percentage	[1]	16.00%

[1]	represented less than 10% of accounts receivable as of the year end.